Lease - Schedule of Lease Payments as Revenue in Profit or Loss (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Payments as Revenue in Profit or Loss [Abstract]
Operating lease income	$ 657,274